PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEET

	June 30,
	2017	2016

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$1,719	$2,161
Investment in subsidiary bank	31,232	30,837
Other assets	99	93

TOTAL ASSETS	$33,050	$33,091

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$7	$6
Stockholders’ equity	33,043	33,085

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$33,050	$33,091

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2017	2016	2015

	(Dollars in Thousands)
INCOME
Interest on loans	$55	$48	$40
Interest on investment and mortgage-backed securities	—	3	—
Dividend from subsidiary	1,300	1,200	1,225
Interest-earning deposits with subsidiary bank	2	1	1

Total income	1,357	1,252	1,266

OTHER OPERATING EXPENSE	121	125	123

Income before equity in undistributed earnings of subsidiary	1,236	1,127	1,143
Equity in undistributed earnings of subsidiary	344	170	173

Income before income taxes	1,580	1,297	1,316
Income tax benefit	(57)	(28)	(31)

NET INCOME	$1,637	$1,325	$1,347

Condensed Statement of Cash Flows

	Year Ended June 30,
	2017	2016	2015

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$1,637	$1,325	$1,347
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(344)	(170)	(173)
Amortization of unallocated ESOP shares	221	52	—
Other, net	(11)	(1)	(60)

Net cash provided by operating activities	1,503	1,206	1,114

INVESTING ACTIVITIES
Available for sale:
Purchases of investments	—	(1,998)	—
Proceeds from repayments of investments	—	2,000	—

Net cash provided by investing activities	—	2	—

FINANCING ACTIVITIES
Cash dividends paid	(482)	(489)	(329)
Purchase of treasury stock	(359)	(19)	(186)
Increase in unallocated ESOP shares	(1,104)	(47)	(504)

Net cash used for financing activities	(1,945)	(555)	(1,019)

Increase (decrease) in cash and cash equivalents	(442)	653	95
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	2,161	1,508	1,413

CASH AND CASH EQUIVALENTS END OF YEAR	$1,719	$2,161	$1,508